Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

August 27, 2010

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Annuity Account III
The Penn Mutual Life Insurance Company
Post-Effective Amendment No. 12 to the Registration Statement on Form N-4
(File Nos. 333-69386; 811-03457)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (the “Registrant”), and its separate account, Penn Mutual Variable Annuity Account III, enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-4 (“PEA No. 12”). The sole purpose of PEA No. 12 is to reflect, via r-tagging, the differences between Post-Effective Amendment No. 10, which was filed with the Commission on April 30, 2010 and Post-Effective Amendment No. 11, which was filed with the Commission on July 23, 2010.

We hereby represent that PEA No. 12 does not contain disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions regarding PEA. No. 12, please do not hesitate to call me at (202) 739-5654.

Very truly yours,

/s/ W. John McGuire
W. John McGuire

cc:	John Heiple
Michael Berenson, Esq.